Fair Value of Assets and Liabilities - Changes in Level 3 Financial liabilities (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Opening balance	€ 92,693
Closing balance	99,448	€ 92,693
Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	910	1,242
Effect of changes in accounting policy		4
Realised gain/loss recognised in the statement of profit or loss during the period1,2	35	(58)
Issue of liabilities	46	587
Early repayment of liabilities	(15)	(106)
Maturity/settlement	(7)	(49)
Transfers into Level 3	162	131
Transfers out of Level 3	(157)	(844)
Changes in the composition of the group and other changes		2
Closing balance	973	910
Level 3 [member] | Trading liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	122	1,073
Realised gain/loss recognised in the statement of profit or loss during the period1,2	40	(67)
Issue of liabilities	45	42
Early repayment of liabilities	(7)	(87)
Maturity/settlement	(1)	(37)
Transfers into Level 3	9	39
Transfers out of Level 3	(49)	(844)
Changes in the composition of the group and other changes		2
Closing balance	159	122
Level 3 [member] | Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	80	68
Effect of changes in accounting policy		4
Realised gain/loss recognised in the statement of profit or loss during the period1,2	(15)	8
Closing balance	65	80
Level 3 [member] | Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	708	101
Realised gain/loss recognised in the statement of profit or loss during the period1,2	11	1
Issue of liabilities	1	545
Early repayment of liabilities	(9)	(20)
Maturity/settlement	(6)	(11)
Transfers into Level 3	153	92
Transfers out of Level 3	(109)
Closing balance	€ 750	€ 708